Operating Segment - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 939,780	$ 1,203,282
Cost of sales	(763,798)	(861,757)
Gross margin	175,982	341,525
Operating expenses	(201,461)	(307,719)
Corporate administration expenses	(21,999)	(23,606)
Other income (expenses)	1,465	10,765
Income (loss) before finance items and taxes	(46,013)	20,965
Finance income	156,278	91,234
Finance costs	(153,350)	(115,868)
Income (loss) from operations before taxes	(43,085)	(3,669)
Income and other taxes	154,013	110,291
Income (loss) for the period	110,928	106,622
Depreciation and depletion	307,604	365,344
Capital additions	1,253,253	521,004
Current assets	3,165,152	2,723,979
Non-current assets	9,668,167	9,736,232
Current liabilities	503,467	290,107
Non-current liabilities	4,310,628	4,266,118
Net increase (decrease) in cash	27,029	73,876
Operating segments [member] | Oyu Tolgoi [member]
Disclosure of operating segments [line items]
Revenue	939,780	1,203,282
Cost of sales	(763,798)	(861,757)
Gross margin	175,982	341,525
Operating expenses	(238,967)	(343,536)
Other income (expenses)	736	11,068
Income (loss) before finance items and taxes	(62,249)	9,057
Finance income	64,309	49,284
Finance costs	(373,639)	(452,526)
Income (loss) from operations before taxes	(371,579)	(394,185)
Income and other taxes	164,758	88,356
Income (loss) for the period	(206,821)	(305,829)
Depreciation and depletion	307,572	364,968
Capital additions	1,253,253	521,004
Current assets	391,696	402,709
Non-current assets	7,814,976	6,691,143
Current liabilities	480,065	266,567
Non-current liabilities	8,538,758	7,712,611
Net increase (decrease) in cash	(40,662)	(6,209)
Corporate and other eliminations [member]
Disclosure of operating segments [line items]
Operating expenses	37,506	35,817
Corporate administration expenses	(21,999)	(23,606)
Other income (expenses)	729	(303)
Income (loss) before finance items and taxes	16,236	11,908
Finance income	91,969	41,950
Finance costs	220,289	336,658
Income (loss) from operations before taxes	328,494	390,516
Income and other taxes	(10,745)	21,935
Income (loss) for the period	317,749	412,451
Depreciation and depletion	32	376
Current assets	2,773,456	2,321,270
Non-current assets	1,853,190	3,045,089
Current liabilities	23,402	23,540
Non-current liabilities	(4,228,130)	(3,446,493)
Net increase (decrease) in cash	$ 67,691	$ 80,085